Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	1919 Financial Services Fund
Class Name	Class A
Trading Symbol	SBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/financial-services-fund.php
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$75	1.51%
[1]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.51%
Net Assets	$ 96,061,537
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 362,853
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$96,061,537
Number of Holdings	42
Net Advisory Fee	$362,853
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Industries	(%)
Commercial Banks	47.9%
Insurance	23.9%
IT Services	7.9%
Diversified Financial Services	7.1%
Capital Markets	6.6%
Real Estate Investment Trusts (REITs)	3.1%
Professional Services	1.9%
Cash & Other	1.6%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	9.4%
Visa, Inc.	6.8%
Bank of America Corp.	6.7%
Chubb Limited	6.5%
Berkshire Hathaway, Inc.	5.5%
QCR Holdings, Inc.	5.2%
Fifth Third Bancorp	4.8%
Intercontinental Exchange, Inc.	4.0%
Coastal Financial Corp.	3.7%
Charles Schwab Corp.	3.1%

Updated Prospectus Web Address	https://1919funds.com/financial-services-fund.php
Class C
Shareholder Report [Line Items]
Fund Name	1919 Financial Services Fund
Class Name	Class C
Trading Symbol	SFSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/financial-services-fund.php
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$112	2.25%
[2]
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.25%
Net Assets	$ 96,061,537
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 362,853
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$96,061,537
Number of Holdings	42
Net Advisory Fee	$362,853
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Industries	(%)
Commercial Banks	47.9%
Insurance	23.9%
IT Services	7.9%
Diversified Financial Services	7.1%
Capital Markets	6.6%
Real Estate Investment Trusts (REITs)	3.1%
Professional Services	1.9%
Cash & Other	1.6%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	9.4%
Visa, Inc.	6.8%
Bank of America Corp.	6.7%
Chubb Limited	6.5%
Berkshire Hathaway, Inc.	5.5%
QCR Holdings, Inc.	5.2%
Fifth Third Bancorp	4.8%
Intercontinental Exchange, Inc.	4.0%
Coastal Financial Corp.	3.7%
Charles Schwab Corp.	3.1%

Updated Prospectus Web Address	https://1919funds.com/financial-services-fund.php
Class I
Shareholder Report [Line Items]
Fund Name	1919 Financial Services Fund
Class Name	Class I
Trading Symbol	LMRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/financial-services-fund.php
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$61	1.22%
[3]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Net Assets	$ 96,061,537
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 362,853
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$96,061,537
Number of Holdings	42
Net Advisory Fee	$362,853
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Industries	(%)
Commercial Banks	47.9%
Insurance	23.9%
IT Services	7.9%
Diversified Financial Services	7.1%
Capital Markets	6.6%
Real Estate Investment Trusts (REITs)	3.1%
Professional Services	1.9%
Cash & Other	1.6%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	9.4%
Visa, Inc.	6.8%
Bank of America Corp.	6.7%
Chubb Limited	6.5%
Berkshire Hathaway, Inc.	5.5%
QCR Holdings, Inc.	5.2%
Fifth Third Bancorp	4.8%
Intercontinental Exchange, Inc.	4.0%
Coastal Financial Corp.	3.7%
Charles Schwab Corp.	3.1%

Updated Prospectus Web Address	https://1919funds.com/financial-services-fund.php
Class A
Shareholder Report [Line Items]
Fund Name	1919 Socially Responsive Balanced Fund
Class Name	Class A
Trading Symbol	SSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$47	0.93%
[4]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 901,959,773
Holdings Count | $ / shares	209
Advisory Fees Paid, Amount	$ 2,263,727
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$901,959,773
Number of Holdings	209
Net Advisory Fee	$2,263,727
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Common Stocks	67.1%
Corporate Bonds	19.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Issues	1.5%
U.S. Treasury Bills	0.9%
Real Estate Investment Trusts	0.7%
Money Market Funds	0.5%
Collateralized Mortgage Obligations	0.5%
Mortgage-Backed Securities	0.2%
Cash & Other	0.0%

Top 10 Issuers	(%)
NVIDIA Corp.	6.5%
Alphabet, Inc.	5.3%
United States Treasury Note/Bond	4.9%
Apple, Inc.	4.6%
Broadcom, Inc.	4.0%
Amazon.com, Inc.	3.2%
Microsoft Corp.	3.2%
Eli Lilly & Co.	3.0%
United States Treasury Notes	2.9%
Palo Alto Networks, Inc.	2.4%

Updated Prospectus Web Address	https://1919funds.com/
Class C
Shareholder Report [Line Items]
Fund Name	1919 Socially Responsive Balanced Fund
Class Name	Class C
Trading Symbol	SESLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$83	1.66%
[5]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.66%
Net Assets	$ 901,959,773
Holdings Count | $ / shares	209
Advisory Fees Paid, Amount	$ 2,263,727
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$901,959,773
Number of Holdings	209
Net Advisory Fee	$2,263,727
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Common Stocks	67.1%
Corporate Bonds	19.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Issues	1.5%
U.S. Treasury Bills	0.9%
Real Estate Investment Trusts	0.7%
Money Market Funds	0.5%
Collateralized Mortgage Obligations	0.5%
Mortgage-Backed Securities	0.2%
Cash & Other	0.0%

Top 10 Issuers	(%)
NVIDIA Corp.	6.5%
Alphabet, Inc.	5.3%
United States Treasury Note/Bond	4.9%
Apple, Inc.	4.6%
Broadcom, Inc.	4.0%
Amazon.com, Inc.	3.2%
Microsoft Corp.	3.2%
Eli Lilly & Co.	3.0%
United States Treasury Notes	2.9%
Palo Alto Networks, Inc.	2.4%

Updated Prospectus Web Address	https://1919funds.com/
Class I
Shareholder Report [Line Items]
Fund Name	1919 Socially Responsive Balanced Fund
Class Name	Class I
Trading Symbol	LMRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$35	0.70%
[6]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 901,959,773
Holdings Count | $ / shares	209
Advisory Fees Paid, Amount	$ 2,263,727
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$901,959,773
Number of Holdings	209
Net Advisory Fee	$2,263,727
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Common Stocks	67.1%
Corporate Bonds	19.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Issues	1.5%
U.S. Treasury Bills	0.9%
Real Estate Investment Trusts	0.7%
Money Market Funds	0.5%
Collateralized Mortgage Obligations	0.5%
Mortgage-Backed Securities	0.2%
Cash & Other	0.0%

Top 10 Issuers	(%)
NVIDIA Corp.	6.5%
Alphabet, Inc.	5.3%
United States Treasury Note/Bond	4.9%
Apple, Inc.	4.6%
Broadcom, Inc.	4.0%
Amazon.com, Inc.	3.2%
Microsoft Corp.	3.2%
Eli Lilly & Co.	3.0%
United States Treasury Notes	2.9%
Palo Alto Networks, Inc.	2.4%

Updated Prospectus Web Address	https://1919funds.com/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized